Lawsuits, Claims, Commitments and Contingencies - Operating Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 362	$ 1,349
2019	1,290	1,141
2020	316	85
2021	321	87
2022	326	88
Thereafter	229	0
Total minimum lease payments	$ 2,844	$ 2,750